Schedule of Allowance for Doubtful Accounts and Credit Losses (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Credit Loss [Abstract]
Balance at beginning of the year ended December 31	$ 63,642	$ 497,099
Write off	(63,642)	(497,099)
Addition	191,415	1,495,119	497,099
Balance at end of the year ended December 31	$ 191,415	$ 1,495,119	$ 497,099